Research and Development Expenses (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Other expense	€ 10,493
Research and Development Expenses
Personnel expenses			€ 66,726	€ 26,712
Professional services			8,448	2,472
Materials			8,253	5,012
Depreciation/amortization			2,829	1,404
Other expense	€ 11,615	€ 1,046	4,089	2,536
Total			€ 90,345	€ 38,136